Venerable Insurance and Annuity Company
and the following variable annuities supported by its Separate Account U:

SpectraDirect
SpectraSelect

Prospectus and Notice Supplement Dated July 10, 2025

This supplement updates the most recent Prospectus and Notice for your variable annuity Contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus and Notice for future reference.
______________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT UPCOMING FUND ADDITIONS

Effective on or about the dates indicated below, subaccounts that invest in the following Funds will be added to your Contract and available for new premiums and transfers of Contract Value. Consequently, the following information about the new Funds is hereby added to your Contract Prospectus and was included in Appendix A of your most recent Notice. The new Funds are new and consequently do not yet have actual performance information.

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks high long term capital appreciation.	Venerable Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.84%	September 5, 2025
Seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.	Venerable Bond Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.61%[1]	September 12, 2025
Seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.	Venerable Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.85%	September 5, 2025

_________________
1
Current Expenses are each Fund’s total net annual operating expenses and reflect any temporary expense reimbursements or fee waiver arrangement that are in place and reported in the Fund’s prospectus. Current Expenses would be higher if these temporary expense reimbursements/waivers were not reflected. Also note that the Current Expenses reflect only the fees and expenses of the Funds and not the Contract fees and expenses.

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable Conservative Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.85%	September 5, 2025
Seeks to provide long term capital growth.
Venerable Emerging Markets Equity Fund

Investment Adviser: Veneable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Axiom Investors LLC, Barrow, Hanley, Mewhinney & Strauss LLC, Numeric Investors LLC, Oaktree Fund Advisors, LLC, Pzena Investment Management, LLC, Sands Capital Management, LLC

		Class V 1.44%[1]	September 12, 2025
Seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before deduction of Fund expenses.	Venerable International Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.71%[1]	September 12, 2025
Seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Mid Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.65%[1]	September 12, 2025
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable Moderate Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.84%	September 5, 2025

Investment Objective	Fund Name Investment Adviser/Subadviser	Current Expenses	Date Available for Investment
Seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before deduction of Fund expenses.	Venerable Small Cap Index Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC	(Class V) 0.70%[1]	September 12, 2025
Seeks to provide long term capital growth.	Venerable US Small Cap Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Franklin Advisers, Inc.	(Class V) 0.85%[1]	September 12, 2025
Seeks, over the long term, current income and a moderate level of total investment return.	Venerable World Appreciation Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 1.01%[1]	September 5, 2025
Seeks high long term capital appreciation.	Venerable World Conservative Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 0.86%[1]	September 5, 2025
Seeks to provide long term capital growth.
Venerable World Equity Fund

Investment Adviser: Venerable Investment Advisers, LLC

Discretionary Sub-Adviser: Russell Investment Management, LLC

Non-Discretionary Sub-Advisers: Intermede Global Partners Inc., Intermede Investments Partners Limited, Numeric Investors LLC, Sanders Capital, LLC, Wellington Management Company LLP

		(Class V) 0.85%[1]	September 12, 2025
Seeks moderate long term capital appreciation and as a secondary objective, current income.	Venerable World Moderate Allocation Fund Investment Adviser: Venerable Investment Advisers, LLC Discretionary Sub-Adviser: Russell Investment Management, LLC A Fund of Funds.	(Class V) 1.02%[1]	September 5, 2025

MORE INFORMATION IS AVAILABLE

More information about the Funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Fund. You may view these documents online at https://docs.venerable.com or get copies by contacting:
Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the Funds available through your Contract, you may obtain a full prospectus and other Fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Fund’s summary prospectus.